Themes Cloud Computing ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Media - 12.6%
Alphabet, Inc. - Class A	394	$74,584
AppLovin Corp. - Class A (a)	155	50,194
GoDaddy, Inc. - Class A (a)	96	18,947
Prosus NV	942	37,421
VeriSign, Inc. (a)	61	12,625
		193,771

Retail & Wholesale - Discretionary - 8.3%
Amazon.com, Inc. (a)	343	75,251
MercadoLibre, Inc. (a)	31	52,713
		127,964

Software & Tech Services - 0.5%
WiseTech Global Ltd.	115	8,617

Software & Technology Services - 77.1%(b)
Adobe, Inc. (a)	129	57,364
Akamai Technologies, Inc. (a)	106	10,139
ANSYS, Inc. (a)	62	20,914
Atlassian Corp. - Class A (a)	112	27,259
Autodesk, Inc. (a)	147	43,449
Booz Allen Hamilton Holding Corp.	91	11,712
CACI International, Inc. - Class A (a)	16	6,465
Cadence Design Systems, Inc. (a)	190	57,087
Check Point Software Technologies Ltd. (a)	56	10,455
Cloudflare, Inc. - Class A (a)	212	22,828
Commvault Systems, Inc. (a)	31	4,678
Confluent, Inc. - Class A (a)	160	4,474
Crowdstrike Holdings, Inc. - Class A (a)	162	55,430
CyberArk Software Ltd. (a)	31	10,328
Dassault Systemes SE	468	16,240
Datadog, Inc. - Class A (a)	205	29,292
Dropbox, Inc. - Class A (a)	151	4,536
Dynatrace, Inc. (a)	184	10,000
Fortinet, Inc. (a)	424	40,060
Gen Digital, Inc.	393	10,760
HubSpot, Inc. (a)	35	24,387
Intuit, Inc.	103	64,736
Manhattan Associates, Inc. (a)	44	11,891
Microsoft Corp.	152	64,068
MicroStrategy, Inc. - Class A (a)	126	36,492
MongoDB, Inc. (a)	50	11,640
Nutanix, Inc. - Class A (a)	173	10,584
Okta, Inc. (a)	114	8,983
Oracle Corp.	365	60,824
Palo Alto Networks, Inc. (a)	354	64,414
Salesforce, Inc.	222	74,221
SAP SE	278	68,046
ServiceNow, Inc. (a)	70	74,208
Snowflake, Inc. - Class A (a)	224	34,588
Synopsys, Inc. (a)	105	50,963
Wix.com Ltd. (a)	38	8,153
Workday, Inc. - Class A (a)	148	38,188
Zoom Communications, Inc. - Class A (a)	188	15,343
Zscaler, Inc. (a)	65	11,727
		1,186,926

Tech Hardware & Semiconductors - 0.9%
F5, Inc. (a)	42	10,562
InterDigital, Inc.	18	3,487
		14,049

Telecommunications - 0.3%
NEXTDC Ltd. (a)	429	4,001
TOTAL COMMON STOCKS (Cost $1,302,228)		1,535,328

SHORT-TERM INVESTMENTS - 0.3%		Value
Money Market Funds - 0.3%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (c)	4,456	4,456
TOTAL SHORT-TERM INVESTMENTS (Cost $4,456)		4,456

TOTAL INVESTMENTS - 100.0% (Cost $1,306,684)		1,539,784
Other Assets in Excess of Liabilities - 0.0% (d)		231
TOTAL NET ASSETS - 100.0%		$1,540,015
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Themes Cloud Computing ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,535,328	$–	$–	$1,535,328
Money Market Funds	4,456	–	–	4,456
Total Investments	$1,539,784	$–	$–	$1,539,784

Refer to the Schedule of Investments for further disaggregation of investment categories.